SCHEDULE OF COMPONENTS OF FINANCE LEASE (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Finance lease
Right-of-use assets, costs	$ 8,428,505	$ 7,528,894
Accumulated amortization	(4,290,586)	(2,764,648)
Right-of-use assets, net	$ 4,137,919	$ 4,764,246